Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [Abstract]
Schedule of Names of Related Parties and Relationship	Names of related parties and relationship
Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party

Origin Rise Limited (Note)	Other related party

Asteria Corporation	Shareholder
Note:	Origin Rise Limited, one of major shareholders of the Company, is controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Company on September 9, 2022.

Schedule of Interest Expense and Interest Payable	The Company’s interest expense and interest payable related to the loan from related parties are as below:
	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest expense	$113,549	$96,587
	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest payable	$-	$90,422

Schedule of Key Management Compensation	Key management compensation
	Six months ended June 30, 2024	Six months ended June 30, 2023
Salaries and other short-term employee benefits	$970,844	$848,150
Post-employment	13,697	1,629
-	$984,541	$849,779